Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

(a)   Castor Ships:
Before the completion of the spin-off of Toro from Castor on March 7, 2023 and pursuant to an amended and restated master management agreement entered into between Castor, the Company’s subsidiaries and Castor Ships (as amended or supplemented from time to time, the “Castor’s Amended and Restated Master Management Agreement”), Castor Ships managed the Company’s business overall and provided the vessel-owning Robin Subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships is in no circumstances responsible for the actions of the crew of the Company’s vessels. The Company has also agreed to indemnify Castor Ships in certain circumstances. Under the terms of the Castor’s Amended and Restated Master Management Agreement, the Company’s ship-owning subsidiaries have also entered into separate management agreements appointing Castor Ships as commercial and technical manager of their vessels (collectively, the “Ship Management Agreements”).
Until March 7, 2023, in exchange for these services, Castor Ships charged and collected (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of its business (the “Flat Management Fee”), (ii) a daily management fee of $975 per vessel for ship management services provided under the Ship Management Agreements (the “Ship Management Fee”), (iii) a commission of 1.25% on all gross income received from the operation of its vessels, and (iv) a commission of 1% on each consummated vessel sale and purchase transaction. The Ship Management Fee and Flat Management Fee were adjusted annually for inflation on each anniversary of the effective date of the Castor’s Amended and Restated Master Management Agreement.
On March 7, 2023, Toro and its subsidiaries entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement (as amended or supplemented from time to time, the “Toro’s Amended and Restated Master Management Agreement”). The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on the 1st of July of each year in accordance with the terms of the Toro’s Amended and Restated Master Management Agreement and (i) effective July 1, 2023, the daily Ship Management Fee increased from $975 per vessel to $1,039 per vessel and the quarterly Flat Management Fee increased from $0.75 million to $0.8 million and (ii) effective July 1, 2024, the daily Ship Management Fee increased from $1,039 per vessel to $1,071 per vessel and the quarterly Flat Management Fee increased from $0.8 million to $0.82 million.

Effective July 1, 2024, in lieu of the previously applicable commission structure and in addition to the Ship Management Fee and Flat Management Fee, Castor Ships charged and collected (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessel for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of the Company’s vessel is entitled to receive, will not exceed the aggregate rate of 6.25% on the vessel’s gross income, and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry. The Toro’s Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances.
As part of the Spin-Off, Robin entered into a master management agreement with Castor Ships with respect to its vessels in largely the same form as Toro’s Amended and Restated Master Management Agreement (“Master Management Agreement”). In exchange for the provided services,  Castor Ships charged and collected until June 30, 2025 (i) a quarterly Flat Management Fee in the amount of $0.2 million for the management and administration of our business, (ii) a daily Ship Management Fee of $1,071 per vessel for the provision of ship management services under the Ship Management Agreements, (iii) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of our vessel, on all gross income received by our shipowning subsidiary arising out of or in connection with the operation of our vessel for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of our vessel is entitled to receive, will not exceed the aggregate rate of 6.25% on the vessel’s gross income, (iv) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry and (v) a capital raising commission at the rate of 1% on all gross proceeds per consummated transaction raised by the Company in the capital and debt markets.

Effective July 1, 2025, Castor Ships charges and collects (i) following an inflation-based adjustment effective July 1, 2025, a (A) Flat Management Fee in the amount of $0.21 million and (B) Ship Management Fee of $1,100 per vessel, (ii) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s ship-owning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (iii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt),  or (b) the shares of a ship-owning entity owning vessel(s), or (c) shares and/or other securities (including equity, debt and loan instruments), and (iv) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions, stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof. Castor Ships may also be reimbursed for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to the Company’s vessels.
As of June 6, 2023, in accordance with the provisions of both Castor and Toro Amended and Restated Master Management Agreement, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels. Castor Ships pays, at its own expense, the third-party technical management company a fee for such services without burdening Castor and Toro. In accordance with the provisions of the Toro’s Amended and Restated Master Management Agreement, Castor Ships has provided the technical management of M/T Wonder Mimosa since June 7, 2023. In accordance with the provisions of Robin’s Master Management Agreement, dated April 14, 2025, Castor Ships has provided the technical management of LPG Dream Syrax and LPG Dream Terrax since September 3, 2025 and March 13, 2026.
During the years ended December 31, 2023, 2024 and 2025, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $688,547, $386,162 and $638,551, respectively, (ii) charter hire commissions amounting to $195,890, $125,409 and $305,463, respectively, (iii) sale and purchase commissions amounting to $179,900 (due to the sale of the vessel M/T Wonder Formosa (Note 5)), $0 and $190,000 (due to the acquisitions of the vessels LPG Dream Terrax and LPG Dream Syrax (Note 5) in the year ended December 31, 2025, which are included in ‘Vessels, net’ in the accompanying consolidated balance sheet), respectively and (iv) a sale and purchase brokerage commission applicable to the total consideration of acquiring or selling shares, amounting to $0, $0 and $1,250, respectively. During the years ended December 31, 2023, 2024 and 2025, Castor Ships has charged and collected capital raising commissions amounting to $0, $0 and $327,790, respectively (Note 6).
In addition, until April 14, 2025, part of the general and administrative expenses incurred by Toro has been allocated on a pro rata basis within ‘General and administrative expenses’ of the Company based on the proportion of the number of ownership days of the Company’s subsidiaries’ vessels to the total ownership days of Toro’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees and stock based compensation cost. The administration costs charged by Castor Ships (Flat Management Fee) and certain travelling expenses of key management have been allocated by using the proportion of the weighted average of assets in 2023, 2024 and for the period January 1, to April 14, 2025 respectively, related directly or indirectly to Robin Subsidiaries to the weighted average of the total consolidated assets of Toro in 2023 and 2024, respectively, as Castor Ships provides a number of services to Toro, some of which are not related to the commercial and technical management of Robin Subsidiaries’ vessels. During the years ended December 31, 2023, 2024, and the period from January 1 through April 14, 2025, the above mentioned administration fees charged by Castor Ships to Toro that were allocated to the Company amounted to $279,855, $162,156 and $50,757, respectively and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income/(loss). For the period from April 14, 2025 through December 31, 2025, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $581,909 which is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income/(loss). As a result, in the years ended December 31, 2023, 2024 and 2025, the aggregate amount of $279,855, $162,156 and $632,666, respectively, are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income/(loss).
The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2024 and 2025, the working capital guarantee advances to Castor Ships amounted to $388,542 and $981,162, respectively, which are presented in ‘Due from related parties, non-current’ in the accompanying consolidated balance sheets. As of December 31, 2024 and 2025, working capital guarantee deposits relating to third-party managers, operating expense payments made on behalf of the Company in excess of amounts advanced and advances of expected scheduled drydocking repairs amounted to $461,613 and $6,034,859 which are included in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.
(b)   Former Parent Company:
In connection with the Spin-Off as discussed in Note 1, on April 14, 2025, Robin issued 2,000,000 1.00% Series A Preferred Shares to Toro having a stated amount of $25.00 per share and a par value of $0.001 per share (Note 7). The amount of accrued dividend on Series A Preferred Shares due to Toro as of December 31, 2025 was $106,944 and is presented net in ‘Due to related parties, current’ in the accompanying consolidated balance sheet. In the year ended December 31, 2025, the Company reimbursed Toro $786,001 for expenses related to the Spin-Off that were incurred by Toro. As of December 31, 2025, there are no outstanding expenses to be reimbursed by the Company. As of December 2024, the amount due from Former Parent company was $11,914,451, and mainly related to funds transferred to the treasury manager of the Former Parent company in order to facilitate the management of Robin Subsidiaries’ cash surpluses and organize more efficiently its expenditure payments.
(c)   Vessel acquisitions:
On July 10, 2025, the Company entered into an agreement with a wholly owned subsidiary of Toro, for the acquisition of the LPG Dream Syrax, at a price of $18.0 million and was delivered to the Company on September 3, 2025.
On September 16, 2025, the Company entered into an agreement with a wholly owned subsidiary of Toro, for the acquisition of the LPG Dream Terrax, at a price of $20.0 million and was delivered to the Company on September 25, 2025.
The terms of the transactions were approved by the independent and disinterested members of the Boards of Robin Energy and Toro, respectively, following the negotiation and recommendation by special committees of the independent and disinterested directors of the Boards of Robin Energy and Toro.

Both entities are controlled by the same controlling shareholder, Mr. Panagiotidis, and accordingly the transaction is considered to be between entities under common control. The transactions were accounted for as a transfer of assets between entities under common control in accordance with ASC 805-50, “Business Combinations – Related Issues.” As such, the vessels and their dry docking related amounts (Notes 4 and 5), were recognized by the Company at the historical carrying amount recorded by Toro as of the date of transfer, which was $34,871,669. No gain or loss was recognized in the statement of comprehensive income/(loss) as a result of the transactions. The difference between the consideration paid and the historical carrying amount of the vessels, amounting to $3,091,542, was presented as ‘Excess of consideration over carrying value of acquired assets’ in the accompanying consolidated statements of Shareholders’ equity and Mezzanine equity.

Depreciation of the vessels will continue prospectively on the same basis as applied by Toro prior to the transfer, using the straight-line method over the vessel’s remaining estimated useful life.

Amortization of deferred dry-docking costs of the vessels will continue prospectively on the same basis as applied by Toro prior to the transfer, using the straight-line method over the period through the date the next survey is scheduled to become due.

(d)   Non-executive directors’ compensation:
During the year ended December 31, 2023, 2024 and 2025, the non-executive directors’ compensation was $0, $0 and $14,286 and is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.